Note Regulatory capital requirements (Minimum amounts and ratios to be categorized as well-capitalized) (Detail) - Basel III - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		8.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets		5.00%
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 2,052,664	$ 1,922,700
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 1,334,231	$ 1,249,755
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 1,642,131	$ 1,538,160
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 1,890,709	$ 1,661,023
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
PB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 644,506	$ 635,469
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 418,929	$ 413,055
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 515,605	$ 508,375
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 436,975	$ 432,102
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%